EATON VANCE BALANCED FUND
                              EATON VANCE LARGE-CAP
                                    CORE FUND
                              EATON VANCE LARGE-CAP
                                   VALUE FUND
                              EATON VANCE SMALL-CAP
                                   GROWTH FUND
                              EATON VANCE SMALL-CAP
                                   VALUE FUND
                               EATON VANCE SPECIAL
                                  EQUITIES FUND
                           EATON VANCE UTILITIES FUND

                                  Supplement to
                       Statement of Additional Information
                                dated May 2, 2005



THE FOLLOWING REPLACES THE LAST FOUR SENTENCES OF THE THIRD PARAGRAPH UNDER "CALCULATION OF NET ASSET VALUE":

Most seasoned fixed-rate 30 year mortgage-backed securities (which are mortgage-backed securities ("MBS") that include loans that have had a history of refinancing opportunities) are valued through the use of a matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Certain other MBS, including, but not limited to, collateralized mortgage obligations and adjustable rate mortgage-backed securities are valued by independent pricing services. The pricing services consider various factors relating to bonds or loans and/or market transactions to determine market value.




July 1, 2005